Income Taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 0	$ 0	$ 0
Gross changes		0	0
Gross increases - current year tax positions	256
Unrecognized tax benefits at end of year	$ 256	$ 0	$ 0